Composition of Certain Financial Statement Captions - Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Expenses [Abstract]
Accrued expenses		$ 824	$ 1,182
Accounts payable		721	1,297
Accrued payroll and bonus		423	750
Accrued legal fees		186	509
Accrued vacation		192	64
Accrued R&D studies		230	285
Other current liabilities		201	119
Accounts payable and accrued expenses, Total	$ 2,729	$ 2,777	$ 4,206